Consolidated Income Statements € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 EUR (€) € / shares		Dec. 31, 2017 EUR (€) € / shares
IFRS Statement [Line Items]
Interest income calculated using the effective interest method		€ 56,785		€ 54,325	[1]	€ 56,041
Other interest income		4,662		2,284	[1]	2,561
Interest expense		(21,502)		(19,984)	[1]	(21,745)
Interest income/ (charges)		35,283		34,341	[1]	34,296
Dividend income		533		370	[1]	384
Income from companies accounted for using the equity method		324		737	[1]	704
Commission income		15,349		14,664	[1]	14,579
Commission expense		(3,570)		(3,179)	[1]	(2,982)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		1,136		604	[1]	404
Financial assets at amortised cost		308		39	[1]
Other financial assets and liabilities		828		565	[1]
Gain or losses on financial assets and liabilities held for trading, net		1,349		1,515	[1]	1,252
Reclassification of financial assets at fair value through other comprehensive income		792		562	[2]
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		292		331	[1]
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net		(286)		(57)	[1]	(85)
Gain or losses from hedge accounting, net		(28)		83	[1]	(11)
Exchange differences, net		(932)		(679)	[1]	105
Other operating income		1,797		1,643	[1]	1,618
Other operating expenses		(2,138)		(2,000)	[1]	(1,966)
Income from assets under insurance and reinsurance contracts		2,534		3,175	[1]	2,546
Expenses from liabilities under insurance and reinsurance contracts		(2,414)		(3,124)	[1]	(2,489)
Total income		49,229		48,424	[1]	48,355
Administrative expenses		(20,279)		(20,354)	[1]	(20,400)
Staff costs		(12,141)		(11,865)	[1]	(12,047)
Other general administrative expenses		(8,138)		(8,489)	[1]	(8,353)
Depreciation and amortisation cost		(3,001)		(2,425)	[1]	(2,593)
Provisions or reversal of provisions, net		(3,490)		(2,223)	[1]	(3,058)
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes		(9,352)		(8,986)	[1]	(9,259)
Impairment or reversal of impairment of investments in subsidiaries, joint ventures and associates, net		0		(17)	[1]	(13)
Impairment or reversal of impairment on non-financial assets, net		(1,623)		(190)	[1]	(1,260)
Tangible assets		(45)		(83)	[1]	(72)
Intangible assets		(1,564)		(117)	[1]	(1,073)
Others		(14)		10	[1]	(115)
Gain or losses on non-financial assets and investments, net		1,291		28	[1]	522
Negative goodwill recognised in results		0		67	[1]	0
Gains or losses on non-current assets held for sale not classified as discontinued operations		(232)		(123)	[1]	(203)
Operating profit/(loss) before tax		12,543		14,201	[1]	12,091
Tax expense or income from continuing operations		(4,427)		(4,886)	[1]	(3,884)
Profit from continuing operations		8,116		9,315	[1]	8,207
Profit or loss after tax from discontinued operations		0		0	[1]	0
Profit for the year		8,116		9,315	[1],[2],[3]	8,207
Profit attributable to non-controlling interests		1,601		1,505	[1]	1,588
Profit attributable to the parent		€ 6,515		€ 7,810	[1]	€ 6,619
Earnings per share
Basic (in euro per share) | € / shares		€ 0.362		€ 0.449	[1]	€ 0.404
Diluted (in euro per share) | € / shares		€ 0.361		€ 0.448	[1]	€ 0.403
Financial assets at fair value through other comprehensive income, category
IFRS Statement [Line Items]
Interest income calculated using the effective interest method		€ 3,571		€ 4,481	[1]	€ 4,384
Dividend income		111		106
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes		(12)		(1)	[1]
Financial assets at amortised cost, category
IFRS Statement [Line Items]
Interest income calculated using the effective interest method		48,552		47,560	[1]	49,096
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes		(9,340)		(8,985)	[1]	(8)
Financial assets held for trading, category
IFRS Statement [Line Items]
Dividend income		€ 388		€ 241		234
Reclassification of financial assets at fair value through other comprehensive income | $	$ 0		$ 0
Reclassification of financial assets at amortised cost | $	0		0
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category
IFRS Statement [Line Items]
Reclassification of financial assets at fair value through other comprehensive income | $	0		0
Reclassification of financial assets at amortised cost | $	$ 0		$ 0
Financial assets available for sale, category
IFRS Statement [Line Items]
Dividend income						150
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes						(10)
Loans and receivables, category
IFRS Statement [Line Items]
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes						(9,241)
Held-to-maturity investments, category
IFRS Statement [Line Items]
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes						€ 0

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).